Financial instruments (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments [Line Items]
Unearned discount interest and deferred commission, financial assets		$ 4,985	$ 7,249
Description of duration of hedging, financial assets		6 years 2 months 8 days
Interest income, Hedged loans		$ 610
Interest expenses, Hedge financial assets for sale of securities		645
Dation In Payment Received Other Real Estate Owned Property		5,119
Notional amount		0	1,274
Financial assets at amortised cost	[1]	68,934	77,214
Revenue			76	$ 425
Impaired Loans Fair Value		19,274
Allowance account for credit losses of financial assets		81,294	$ 105,988	89,974
Equity investments [member]
Disclosure of financial instruments [Line Items]
Notional amount		37,817
Financial assets at amortised cost		$ 8,630
Fixed interest rate [member]
Disclosure of financial instruments [Line Items]
Interest rate fluctuations of loans at amortized cost, financial assets		85.00%	93.00%
Annual interest rate [Member] | Bottom of range [member]
Disclosure of financial instruments [Line Items]
Interest rate fluctuations of loans at amortized cost, financial assets		1.35%	1.21%
Annual interest rate [Member] | Top of range [member]
Disclosure of financial instruments [Line Items]
Interest rate fluctuations of loans at amortized cost, financial assets		11.52%	12.69%
Financial assets at amortised cost, category [member]
Disclosure of financial instruments [Line Items]
Allowance account for credit losses of financial assets		$ 196	$ 602	$ 526

[1]	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.